Bank Debt, textuals (Details)	12 Months Ended
Dec. 31, 2016 USD ($) item
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 588,783,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 0
Number of drybulk vessels | item	37
Sale and leaseback agreement
Debt Instrument [Line Items]
Sale and leaseback period	10 years
Daily bareboat charter rate	$ 6,500
Purchase aggregated price	$ 50,500,000
Number of drybulk vessels | item	4
All loans and credit facilities
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	loans and credit facilities bear interest at LIBOR plus a margin, except for each of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone and for a portion of each of Maxdeka and Shikoku loan facilities. Maxdeka and Shikoku had entered into loan facilities with government owned export credit institutions, each bearing interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. Each of the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortised to maturity down to the purchase obligation price of each vessel.
Debt Instrument, Frequency of Periodic Payment	loans and credit facilities are generally repayable by quarterly principal installments and a balloon payment due on maturity, with the exception of the Maxdeka and Shikoku loan facilities which are repaid by semi-annual principal instalments without a balloon payment due on maturity and the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone loan facilities, that are deemed to be repaid by principal installments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation.